Related Party Transactions (Details) - Schedule of Purchase from Related Parties - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties	$ 445,980	$ 202,516	$ 537,746
Seihinkokusai [Member]
Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties	445,980	125,496	401,341
Palpito [Member]
Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties		77,020	122,520
YST (HK) Limited [Member]
Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties			$ 13,885